Non-current prepayments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Non-current Prepayments
Non-current prepayments	$ 320,190		$ 320,190		$ 531,456
Amortization expenses	$ 70,422	$ 107,917	$ 211,266	$ 323,751